Investment Securities (Related Adjustments for Nonmarketable Equity Securities) (Detail) - Nonmarketable equity securities - Measurement alternative - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Investment Securities [Line Items]
Measurement alternative impairment losses	¥ (4,299)	¥ (5,188)	¥ (3,099)
Measurement alternative downward changes for observable prices	0	0	(953)
Measurement alternative upward changes for observable prices	3,067	21,710	¥ 6,223
Cumulative impairment losses	12,354	10,102
Cumulative downward changes for observable prices	954	953
Cumulative upward changes for observable prices	¥ 54,223	¥ 54,806